Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Intangible Assets
Game application and technology development	0.5 - 1.5 years
Website content	2 years
Sponsorship relationships	2 - 6 years
Application and technology development	0.25 - 2 years
Digital content	2 years
Talent contracts	3 years
Subscriber relationships	2 - 10 years
Multi-channel network license	10 years
Player contracts	Over the term of the contract including renewal options
Domain name	Indefinite life
Brand name	Indefinite life
Talent management brand	Indefinite life
Owned and operated content brand	Indefinite life